Income taxes - Summary of Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income taxes
Current income tax expense	¥ (1,125)	$ (160)	¥ (104)	¥ (3)
Deferred tax benefit/(expense)	1,052	150	(6)	1,889
Total income tax benefit/(expense)	¥ (73)	$ (10)	¥ (110)	¥ 1,886